Accounts Receivable and Other Receivables (Details) - Schedule of Accounts Receivable and Other Receivables - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accounts Receivable and Other Receivables [Abstract]
Customers by sales provision of services	€ 1,979,803	€ 3,429,596
VAT receivable	29,242
Others	59,484	41,541
Accounts receivable and other receivables gross	2,068,529	3,471,137
Allowance for doubtful accounts	(338,062)	(333,528)
Accounts receivable and other receivables net	€ 1,730,467	€ 3,137,609